Intangibles	12 Months Ended
Dec. 31, 2020
Intangibles [Abstract]
Intangibles

NOTE 11: INTANGIBLES

Intangible assets other than goodwill

Intangible assets as of December 31, 2020 and 2019 consist of the following:

December 31, 2020	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2020
Port terminal operating rights	53,152	(13,835)	39,317
Customer relationships	36,120	(23,699)	12,421

Total intangible assets	$89,272	$(37,534)	$51,738

December 31, 2019	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2019
Port terminal operating rights	53,152	(12,837)	40,315
Customer relationships	36,120	(21,924)	14,196

Total intangible assets	$89,272	$(34,761)	$54,511

For all the years presented, no additions of intangible assets occurred.

Amortization expense for each of the years ended December 31, 2020, 2019 and 2018, amounted to $2,773, $2,773 and $2,724, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	995	995	995	995	995	34,342	39,317
Customer relationships	1,775	1,775	1,775	1,775	1,775	3,546	12,421

Total	$2,770	$2,770	$2,770	$2,770	$2,770	$37,888	$51,738

Goodwill

Goodwill resulted from acquisitions of businesses amounted to $104,096 in all periods presented. As of December 31, 2020, the Company performed impairment tests on goodwill and concluded that no impairment should be recognized. The recoverable amount of $1,017,240 is determined based on discounted future cash flows based on the financial budget approved by management for the year ended December 31, 2020, and management forecasts until 2025. A weighted average cost of capital rate of 9.26% was used to discount the future cash flows.